UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hillman Capital Management, Inc.
Address:  4350 East West Highway
          Suite 502
          Bethesda, MD 20814

Form 13F File Number:  028-11091

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark A. Hillman
Title:    President
Phone:    240-744-4510

Signature, Place, and Date of Signing:

     /s/ Mark A. Hillman            Bethesda, Maryland          May 14, 2012
     -------------------            ------------------          ------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           45
                                         -----------

Form 13F Information Table Value Total:  $   117,200
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

          COLUMN 1             COLUMN 2  COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8
-----------------------------  --------  ---------  -----------  ----------------------  ----------  -------- ----------------------
                                                                                                                 VOTING AUTHORITY
                               TITLE OF                VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER   ----------------------
       NAME OF ISSUER           CLASS      CUSIP     (x$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
-----------------------------  --------  ---------  -----------  -----------  ---  ----  ----------  -------- ------- ------ -------
3M CO COM                      COMMON    88579Y101          528        5,918             Sole                   5,918      0       0
ALLSTATE CORP COM              COMMON    020002101          554       16,815             Sole                  16,815      0       0
AMERICAN EXPRESS CO            COMMON    025816109        5,600       96,781             Sole                  80,344      0  16,437
AMGEN INC COM                  COMMON    031162100          538        7,920             Sole                   7,920      0       0
APOLLO GROUP INC CL A          COMMON    037604105          519       13,432             Sole                  13,432      0       0
APPLE COMPUTER INC             COMMON    037833100        5,627        9,385             Sole                   7,789      0   1,596
AUTOMATIC DATA PROCES          COMMON    053015103          565       10,239             Sole                  10,239      0       0
BANK OF AMERICA CORPO          COMMON    060505104        5,712      596,837             Sole                 494,857      0 101,980
BECTON DICKINSON & CO          COMMON    075887109          513        6,601             Sole                   6,601      0       0
BEST BUY INC COM               COMMON    086516101          451       19,044             Sole                  19,044      0       0
BOEING CO COM                  COMMON    097023105        4,994       67,146             Sole                  55,995      0  11,151
CAMPBELL SOUP CO COM           COMMON    134429109          507       14,971             Sole                  14,971      0       0
CISCO SYS INC COM              COMMON    17275R102        5,731      270,986             Sole                 225,232      0  45,754
CLOROX CO COM                  COMMON    189054109          513        7,463             Sole                   7,463      0       0
DISNEY WALT PRODTNS            COMMON    254687106          593       13,539             Sole                  13,539      0       0
DU PONT E I DE NEMOUR          COMMON    263534109        5,377      101,640             Sole                  84,868      0  16,772
EXXON MOBIL CORP COM           COMMON    30231G102        5,192       59,868             Sole                  49,759      0  10,109
GENERAL ELEC CO                COMMON    369604103        5,497      273,899             Sole                 229,240      0  44,659
GOLDMAN SACHS GROUP I          COMMON    38141G104        4,975       40,003             Sole                  33,392      0   6,611
GOOGLE INC CL A                COMMON    38259P508          550          858             Sole                     858      0       0
HEINZ H J CO COM               COMMON    423074103          538       10,048             Sole                  10,048      0       0
HEWLETT PACKARD CO CO          COMMON    428236103        4,339      182,090             Sole                 152,795      0  29,295
HONEYWELL INTL INC CO          COMMON    438516106          578        9,475             Sole                   9,475      0       0
I B M                          COMMON    459200101          576        2,760             Sole                   2,760      0       0
INGERSOLL-RAND PLC             COMMON    G47791101        5,123      123,893             Sole                 102,704      0  21,189
INTEL CORP COM                 COMMON    458140100          603       21,462             Sole                  21,462      0       0
JOHNSON & JOHNSON              COMMON    478160104        5,073       76,912             Sole                  64,143      0  12,769
JP MORGAN CHASE & CO           COMMON    46625H100        5,450      118,532             Sole                  99,839      0  18,693
LABORATORY CORP AMER           COMMON    50540R409          512        5,590             Sole                   5,590      0       0
MERCK & COMPANY                COMMON    58933Y105          573       14,911             Sole                  14,911      0       0
MICROSOFT                      COMMON    594918104        5,252      162,833             Sole                 135,231      0  27,602
NUCOR CORP COM                 COMMON    670346105          501       11,654             Sole                  11,654      0       0
ORACLE SYS CORP                COMMON    68389X105        4,880      167,340             Sole                 139,126      0  28,214
PARKER HANNIFIN CORP           COMMON    701094104          548        6,476             Sole                   6,476      0       0
PFIZER INC                     COMMON    717081103        5,188      229,101             Sole                 190,143      0  38,958
RAYTHEON CO COM NEW            COMMON    755111507        5,244       99,359             Sole                  82,488      0  16,871
STAPLES INC COM                COMMON    855030102          574       35,458             Sole                  35,458      0       0
SYSCO CORP COM                 COMMON    871829107          540       18,101             Sole                  18,101      0       0
TEXAS INSTRS INC COM           COMMON    882508104        5,010      149,053             Sole                 124,223      0  24,830
TRANSOCEAN LTD ZUG NA          COMMON    H8817H100        4,684       85,623             Sole                  70,740      0  14,883
VISA INC COM CL A              COMMON    92826C839          584        4,951             Sole                   4,951      0       0
WAL MART STORES INC            COMMON    931142103          496        8,105             Sole                   8,105      0       0
WELLS FARGO & CO NEW           COMMON    949746101          612       17,929             Sole                  17,929      0       0
WESTERN UN CO COM              COMMON    959802109        4,692      266,589             Sole                 224,320      0  42,269
YAHOO INC COM                  COMMON    984332106          496       32,567             Sole                  32,567      0       0